As filed with the Securities and Exchange Commission on September 14, 2011
Securities Act File No. 33-26305
Investment Company Act File No. 811-05742

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549 __________________
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [_]
Post-Effective Amendment No. 180 [X]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 182 [X]
(Check appropriate box or boxes) __________________
BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski BlackRock Funds 55 East 52nd Street New York, New York 10055 United States of America
(Name and Address of Agent for Service)
Copies to:
Counsel for the Fund:
John A. MacKinnon, Esq.	Ira P. Shapiro, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055
__________________
It is proposed that this filing will become effective (check appropriate box)
[_] immediately upon filing pursuant to paragraph (b)
[X] on September 28, 2011 pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 180 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 182 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock FundsSM (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until September 28, 2011, the effectiveness of the registration statement for BlackRock Commodity Strategies Portfolio (the “Fund”), filed in Post-Effective Amendment No. 170 on June 2, 2011, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 180 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 170 to the Registrant’s Registration Statement.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, BlackRock FundsSM (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 180 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on the 14th day of September, 2011.

BLACKROCK FUNDSSM

By: /s/ John M. Perlowski

John M. Perlowski

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 180 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ John M. Perlowski	President and Chief Executive Officer (Principal Executive Officer)	September 14, 2011
John M. Perlowski

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	September 14, 2011
Neal J. Andrews

Richard S. Davis*	Trustee
Richard S. Davis

Henry Gabbay*	Trustee
Henry Gabbay

David O. Beim*	Trustee
David O. Beim

Ronald W. Forbes*	Trustee
Ronald W. Forbes

Dr. Matina S. Horner*	Trustee
Dr. Matina S. Horner

Rodney D. Johnson*	Trustee
Rodney D. Johnson

Herbert I. London*	Trustee
Herbert I. London

Cynthia A. Montgomery*	Trustee
Cynthia A. Montgomery

Joseph P. Platt*	Trustee
Joseph P. Platt

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	Robert C. Robb, Jr.*	Trustee
Robert C. Robb, Jr.

	Toby Rosenblatt*	Trustee
Toby Rosenblatt

	Kenneth L. Urish*	Trustee
Kenneth L. Urish

	Frederick W. Winter*	Trustee
Frederick W. Winter

*By:	/s/ Ben Archibald		September 14, 2011
Ben Archibald (Attorney-In-Fact)

*	Power of Attorney, dated February 14, 2011, for Richard S. Davis, Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Herbert I. London, Cynthia A. Montgomery, Joseph P. Platt, Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish and Frederick W. Winter is incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of BlackRock International Fund of BlackRock Series, Inc. (File No. 333-56203), filed on February 28, 2011.

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